ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	June 30,	December 31,
	2025	2024
Accounts receivable	41,231,910	21,545,104
Allowance for credit losses	(9,805,066)	(8,159,597)
Accounts receivable, net	$31,426,844	$13,385,507

For the six months ended June 30, 2025 and 2024, the Company recorded credit losses of $1,645,469 and $40,018 ,respectively.